PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2055 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.5%
77,052  iShares Core S&P Mid-
Cap ETF
$ 4,442,818
6.0
27,528  iShares Core S&P
Small-Cap ETF
2,955,131
4.0
234,583  Vanguard FTSE
Developed Markets
ETF
11,419,501
15.5
35,919  Vanguard FTSE
Emerging Markets ETF
1,473,397
2.0
25,148  Vanguard Long-Term
Treasury ETF
1,479,708
2.0
Total Exchange-Traded
Funds
(Cost $20,012,508)
21,770,555
29.5
MUTUAL FUNDS : 70.5%
Affiliated Investment Companies : 15.0%
342,579  Voya Intermediate
Bond Fund - Class R6
2,956,456
4.0
293,209  Voya Multi-Manager
International Equity
Fund - Class I
2,952,619
4.0
319,009  Voya Multi-Manager
International Factors
Fund - Class I
2,954,026
4.0
205,695  Voya VACS Series
EME Fund
2,213,273
3.0
11,076,374
15.0
Unaffiliated Investment Companies : 55.5%
736,400  TIAA-CREF S&P
500 Index Fund
- Institutional Class
41,046,941
55.5
Total Mutual Funds
(Cost $44,574,309)
52,123,315
70.5
Total Long-Term
Investments
(Cost $64,586,817)
73,893,870
100.0
Total Investments in
Securities
(Cost $64,586,817) $ 73,893,870 100.0
Assets in Excess of
Other Liabilities 21,201 0.0
Net Assets $ 73,915,071 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2055 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 21,770,555 $ — $ — $ 21,770,555
Mutual Funds 52,123,315 — — 52,123,315
Total Investments, at fair value $ 73,893,870 $ — $ — $ 73,893,870
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,937,441 $ 2,398,993 $ (1,411,261) $ 31,283 $ 2,956,456 $ 82,738 $ (74,969) $ —
Voya Multi-Manager International
Equity Fund - Class I
2,139,814 2,646,411 (2,005,688) 172,082 2,952,619 56,261 26,218 —
Voya Multi-Manager International
Factors Fund - Class I
2,378,123 2,946,531 (2,483,877) 113,249 2,954,026 137,711 107,018 —
Voya VACS Series EME Fund
— 3,508,829 (1,388,129) 92,573 2,213,273 35,029 28,847 11,165
$ 6,455,378 $ 11,500,764 $ (7,288,955) $ 409,187 $ 11,076,374 $ 311,739 $ 87,114 $ 11,165
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,307,052
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 9,307,052